Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes Payable [Abstract]
Notes Payable
3.    Notes Payable

The Company has two notes payable with an aggregate principal balance of $44,298 ($38,223 and $6,075, respectively) at March 31, 2012 and $59,285 ($51,790 and $7,495, respectively) at December 31, 2011.  These notes bear interest at 12% and 11%, respectively, and expire November 1, 2012 and March 1, 2013, respectively.  Monthly principal and interest payments total $5,533.

6. Notes Payable

As part of the acquisition of Canadian Communications on October 1, 2010, the Company assumed a note payable to Compass Bank with a balance of $19,650. The note bore interest at the prime rate plus 2%, required monthly payments of approximately $3,000, and with maturity at June 5, 2012. The balance of this note at December 31, 2010 was $10,876. This note was repaid in its entirety in 2011.

As part of the acquisition of Canadian Communications on October 1, 2010, the Company assumed a note payable to CDF Funding, LLC with a balance of $110,019. The note bears interest at 12%, requires monthly payments of $4,996, and is due November 1, 2012. The balance at December 31, 2011 and 2010 was $51,790 and $102,195, respectively.

As part of the acquisition of Canadian Communications on October 1, 2010, the Company assumed a note payable to Falcon Networks with a balance of $13,624. The note bears interest at 11%, requires monthly payments of $537, and is due March 1, 2013. At December 31, 2011 and 2010 the balance was $7,496 and $12,796 respectively.

Future minimum payments against notes payable for the years ended December 31, 2012 and 2013 are $57,703 and $1,582, respectively.